SCHEDULE OF FORTH THE SHARE OPTIONS ACTIVITY (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Number of options, Outstanding beginning balance	4,361,381	2,404,681
Weighted Average Exercise Price, Outstanding beginning balance	$ 1.30	$ 0.79
Weighted Average Remaining Contractual Life, Outstanding	5 years 7 months 28 days	5 years 7 months 2 days	2 years 11 months 23 days
Aggregate Intrinsic Value, Outstanding beginning balance	$ 6,407	$ 7,671
Number of options granted	90,000	1,965,500
Weighted Average Exercise Price, Granted	$ 2.03	$ 1.92
Number of options, Forfeited	(20,000)	(8,800)
Weighted Average Exercise Price, Forfeited	$ 2.03	$ 1.74
Number of options, Exercised	(385,092)
Weighted Average Exercise Price, Exercises	$ 0.33
Number of options, Expired	(245,500)
Weighted Average Exercise Price, Expired	$ 1.24
Number of options, Outstanding ending balance	3,800,789	4,361,381	2,404,681
Weighted Average Exercise Price, Outstanding ending balance	$ 1.42	$ 1.30	$ 0.79
Aggregate Intrinsic Value, Outstanding ending balance	$ 871	$ 6,407	$ 7,671
Number of options, Vested and expected to vest	3,800,789
Weighted Average Exercise Price, Vested and expected to vest	$ 1.42
Weighted Average Remaining Contractual Life, Vested and expected to vest	5 years 7 months 28 days
Aggregate Intrinsic Value, vested or expected to be vested	$ 871
Number of options, Exercisable	2,795,789
Weighted Average Exercise Price, Exercisable	$ 1.25
Weighted Average Remaining Contractual Life, Exercisable	4 years 5 months 15 days
Aggregate Intrinsic Value, exercisable	$ 791